             As filed with the Securities and Exchange Commission
                             on November 17, 1995
                      Registration No. 33-67148; 811-7948
                      -----------------------------------

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                            ----------------------

                                   FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [_]

                        Post-Effective Amendment No. 7                [X]

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [_]

                               Amendment No. 10                       [X]

                       (Check appropriate box or boxes)

                          __________________________

                            THE GRIFFIN FUNDS, INC.
              (Exact Name of Registrant as specified in Charter)
                             5000 Rivergrade Road
                         Irwindale, California  91706
         (Address of Principal Executive Offices, including Zip Code)

                           __________________________

      Registrant's Telephone Number, including Area Code:  (800) 333-4437

                               William A. Hawkins
                              5000 Rivergrade Road
                          Irwindale, California  91706
                    (Name and Address of Agent for Service)

                                With a copy to:

                            Robert M. Kurucza, Esq.
                              Morrison & Foerster
                   2000 Pennsylvania Ave., N.W., Suite 5500
                            Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

[X]  Immediately upon filing pursuant to Rule 485(b); or       [_]  on ___________ pursuant to Rule 485(b), or

[_]  60 days after filing pursuant to Rule 485(a), or          [_]  on ___________ pursuant to Rule 485(a)(1)

[_]  75 days after filing pursuant to paragraph (a)(2)         [_]  on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                        CALCULATION OF REGISTRATION FEE
                        UNDER THE SECURITIES ACT OF 1933

----------------------------------------------------------------------------------------------------------------------------------

                                                                                              Proposed
Title of Securities                                               Proposed Maximum            Maximum                   Amount of
Being                                    Amount Being             Offering Price              Aggregate                 Registration
Registered                               Registered               Per Share**                 Offering Price**          Fee
----------------------------------------------------------------------------------------------------------------------------------
Shares of                                Indefinite*                   N/A                    N/A                          N/A
Common Stock
----------------------------------------------------------------------------------------------------------------------------------
Money Market Fund                         75,000,000                   $ 1.00                 $75,000,000                  $15,000
----------------------------------------------------------------------------------------------------------------------------------
Short-Term Bond Fund -                       952,381                   $10.50                 $10,000,000                  $ 2,000
Class A
----------------------------------------------------------------------------------------------------------------------------------
U.S. Government Income Fund                1,530,612                   $ 9.80                 $15,000,000                  $ 3,000
 - Class A
----------------------------------------------------------------------------------------------------------------------------------
California Tax-Free Fund -                 1,184,834                   $ 8.44                 $10,000,000                  $ 2,000
Class A
----------------------------------------------------------------------------------------------------------------------------------
Bond Fund -                                1,049,318                   $ 9.53                 $10,000,000                  $ 2,000
Class A
----------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund -                       997,340                   $15.04                 $15,000,000                  $ 3,000
Class A
----------------------------------------------------------------------------------------------------------------------------------
Growth Fund - Class A                      1,217,532                   $12.32                 $15,000,000                  $ 3,000
----------------------------------------------------------------------------------------------------------------------------------

* Registrant continues its election to register an indefinite number or amount of shares of common stock under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended September 30, 1995 was filed on October 26, 1995.

** Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. Pursuant to this amendment, the Registrant is registering 75,000,000 Shares of Griffin Money Market Fund, 952,381 Class A Shares of Griffin Short-Term Bond Fund, 1,530,612 Class A Shares of Griffin U.S. Government Income Fund, 1,184,834 Class A Shares of Griffin California Tax-Free Fund, 1,049,318 Class A Shares of Griffin Bond Fund, 997,340 Class A Shares of Griffin Growth & Income Fund and 1,217,532 Class A Shares of Griffin Growth Fund ($150,000,000 worth of Shares) for $30,000. The proposed maximum offering price per Share was calculated pursuant to Rule 457(d) under the Securities Act of 1933 on the basis of the offering price of the Registrant's Shares on November 16, 1995.

                             CONTENTS OF AMENDMENT
                             ---------------------


     This Post-Effective Amendment No. 7 to the Registration Statement of The Griffin Funds, Inc. is comprised of the following papers and documents:

     1. The facing sheet to register a definite number of Shares of common stock;

     2.  A signature page; and

     3. Exhibit Ex-99.B.-10, the opinion and consent of Morrison & Foerster, counsel to the Registrant, as to the legality of the Shares being registered.

     The sole purpose of this Post-Effective Amendment No. 7 is to register a definite number of additional Shares of common stock of The Griffin Funds, Inc. pursuant to Rule 24e-2(a) under the Investment Company Act of 1940.

                                     PART C
                                     ------

                               OTHER INFORMATION
                               -----------------

Item 24.  Financial Statements and Exhibits

     (b)  Exhibits

          (Ex-99.B.10)  Opinion and consent of Morrison & Foerster

                                   SIGNATURES
                                   ----------

   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Irwindale, State of California on the 17th day of November, 1995.

                              THE GRIFFIN FUNDS, INC.

                              By: /s/ WILLIAM A. HAWKINS
                                  -------------------------
                                  William A. Hawkins
                                  President

   Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

       SIGNATURES                       TITLE                        DATE
       ----------                       -----                        ----

/s/ WILLIAM A. HAWKINS      Director, Principal Executive     November 17, 1995
-------------------------   Officer, Principal Financial
William A. Hawkins          Officer and Principal
                            Accounting Officer)


         *                  Director                          November 17, 1995
-------------------------
Herschel Cardin

         *                  Director                          November 17, 1995
-------------------------
Vincent F. Coviello

         *                  Director                          November 17, 1995
-------------------------
Morton O. Schapiro


*By:  /s/ WILLIAM A. HAWKINS
      ----------------------
      William A. Hawkins
      President
      Attorney-in-Fact